Short-term Borrowings	12 Months Ended
Dec. 31, 2021
Short-term Borrowings
Short-term Borrowings

11.Short-term Borrowings

As of December 31, 2020 and 2021, the short-term borrowings obtained from the banks were RMB1,828,923 and nil, respectively. As of December 31, 2020 and 2021, the borrowings were collateralized by bank wealth management products of RMB1,876,250 and nil, respectively, which were classified as short-term investments as provided by one of the Group’s wholly-owned subsidiaries. For the years ended December 31, 2019, 2020 and 2021, the Group recognized interest expense of RMB1,726, RMB61,542 and RMB9,156 (US$1,437), respectively, in the consolidated statements of comprehensive income/(loss).